Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Summary of Maturity Profile of the Contractual Cash Flow

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at December 31, 2023	Less than 1 year	1 – 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$14,065,019	$		$-	$14,065,019
Loans payable	3,464,450		-	-	3,464,450
Lease liability	58,919		116,651	60,921	236,491
RSU obligation	18,398		-	-	18,398
Convertible debt	1,361,525		11,988,362	-	13,349,887
Total liabilities	$18,968,311		$12,105,013	$60,921	$31,134,245

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823

As at December 31, 2021	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$852,481	$-	$-	$852,481
Loans payable	630,534	18,513	-	649,047
Lease liability	6,732	13,464	-	20,196
Derivative liability	-	472,899	-	472,899
Total liabilities	$1,489,747	$504,876	$-	$1,994,623